Goodwin Procter LLP Counselors at Law 901 New York Avenue NW Washington, DC 20001 T: 202.346.4000 F: 202.346.4444

November 2, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	GE Investments Funds, Inc.

Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File Nos. 002-91369; 811-04041

Ladies and Gentlemen:

We understand that GE Investments Funds, Inc. (the “Registrant”) has enclosed herewith for filing electronically with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 52 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant (the “Registration Statement”).

The Registration Statement is being filed solely on behalf of the Total Return Fund (the “Fund”) to make changes to the Fund’s principal investment strategies and to make certain non-material changes as deemed appropriate by the Registrant. The prospectus and statement of additional information for the Fund are being amended to disclose that while the Fund’s investment adviser will continue to be responsible for the Fund’s asset allocation among asset classes, the investment management for the underlying strategies of the Fund will be changed from an actively managed investment strategy to an index-based investment strategy. The Registration Statement is not being filed with respect to any other series of the Registrant and thus, the information in the Registration Statement relating to any other series is not being amended or superseded by the Amendment.

Should you have any questions, please contact Kimberly K. Vargo at (202) 346-4304 or Christopher E. Palmer at (202) 346-425.

Very truly yours,

/s/ GOODWIN PROCTER LLP

GOODWIN PROCTER LLP